UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 59	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT

COMPANY ACT OF 1940	☒

Unified Series Trust

(Exact Name of Registrant as Specified In Charter)

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Address of Principal Executive Offices)    (Zip Code)

Registrant’s Telephone Number, Including Area Code:   (317) 917-7000

Anthony J. Ghoston

President

431 North Pennsylvania Street

Indianapolis, Indiana 46204

(Name and Address of Agent for Service)

Copies to:

Dee Anne Sjögren, Esq.

Thompson Coburn LLP

One US Bank Plaza

St. Louis, MO 63101

(314) 552-6295

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ 60 days after filing pursuant to paragraph (a)(1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Ticker Symbol: CNCVX

ACM Convertible Securities Fund

(formerly Ariston Convertible Securities Fund)

PROSPECTUS

April ~~29, 2005~~__, 2006

INVESTMENT OBJECTIVE:

Total Return

40 Lake Bellevue Drive, Suite 220

Bellevue, Washington 98005

For Information, Shareholder Services and Requests:

Toll Free (888) 387-2273

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FOR MORE INFORMATION................................BACK COVER

RISK/RETURN SUMMARY

ACM Convertible Securities Fund

Investment Objective

The investment objective of the ACM Convertible Securities Fund is total return.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing primarily in a diversified portfolio of convertible securities (i.e., convertible into shares of common stock). Types of convertible securities include convertible bonds, convertible preferred stocks, exchangeable bonds, zero coupon bonds and warrants. The convertible securities acquired by the Fund may include a significant amount of high yield securities (commonly known as “junk bonds”) rated as low as B by Moody’s Investors Service, Inc. (“Moody’s”) or Standard and Poor’s Ratings Group (“S&P”) or, if unrated, of comparable quality in the opinion of the advisor.

Convertible securities are considered by the advisor to be an attractive investment vehicle for the Fund because they combine the benefits of higher and more stable income than the underlying common stock generally provides, with the potential of profiting from an appreciation in the value of the underlying security. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, the investor may benefit from the increase in the market price of the underlying common stock. The Fund’s advisor selects convertible securities based on the business fundamentals (such as earnings growth and revenue growth) of the underlying company and its industry, overall portfolio diversification goals and creditworthiness of the underlying company. Common stock received upon conversion or exchange of such securities will either be sold in an orderly manner or held by the Fund. The Fund will generally hold the common stock when the favorable business fundamentals used in selecting the convertible security are still intact. Under normal circumstances, at least 80% of the Fund’s assets will be invested in convertible securities, and common stocks that were convertible securities at the time of purchase. The Fund may not change this investment policy without at least 60 days prior written notice to shareholders.

The Fund’s portfolio often will consist of larger positions in a fewer number of companies than other, more broadly diversified mutual funds. ~~In addition, the~~The Fund may retain ~~securities~~shares of a single portfolio company that appreciate in value, even if the ~~position~~Fund’s investment in that company ultimately ~~represents a large~~increases to represent a substantial percentage of the Fund’s total portfolio. This will increase the Fund’s exposure to the risk described below as “Company Risk.” ~~The Fund will not concentrate more than 25% of its assets in any one industry. In determining industry classification, the advisor will rely on standard industry classifications, such as biotechnology, semiconductors or financial services. However, certain broad sectors are~~Certain industry sectors likely ~~to~~will be overweighted in the Fund’s portfolio compared to ~~others~~the Fund’s benchmark and other, more broadly diversified mutual funds, because the Fund’s advisor seeks the best investment opportunities regardless of ~~sector.~~industry sector. This will increase the Fund’s exposure to the risks described below under “Sector Risk.” The Fund may, for example, be overweighted at times in the ~~technology sector. The~~health care sector, which encompasses the biotechnology and pharmaceuticals industries. The industry sectors in which the Fund may be overweighted will vary at different points in the economic cycle.

The Fund may sell a security if the Fund’s advisor believes that the business fundamentals of the underlying common stock and its convertible security are deteriorating, the convertible security is called, there are more attractive alternative issues, or general market conditions are adverse.

Principal Risks of Investing in the Fund

•	Management Risk. The advisor’s strategy may fail to produce the intended results.
•

Company Risk. When the market price of a common stock underlying a convertible security decreases in response to the activities and financial prospects of the company, the value of the convertible security may also decrease. The value of an individual company can be more volatile than the market as a whole. To the extent the stock of an individual company represents a substantial percentage of the Fund’s total portfolio, any material, negative development that affects the value of that company, could result in significant losses to the Fund.

•

Market Risk. Overall stock market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets and could cause the Fund’s share price to fall.

•

Sector Risk.~~If the Fund’s portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than if the Fund were not overweighted in that sector.~~ The Fund may from time to time overweight certain industry sectors, which will cause the Fund’s performance to be more susceptible to the economic, business or other developments that affect those sectors. To the extent that the Fund’s investments are concentrated in one or more sectors, the Fund’s investments in those sectors are subject to adverse market conditions, increased competition, and legislative or regulatory changes affecting those sectors. The Fund may have a greater concentration in ~~technology~~the health care sector, particularly biotechnology companies, and weakness in this sector could result in significant losses to the Fund. ~~Technology~~Biotechnology companies may be significantly affected by falling prices and profits and intense competition, and their products may be subject to rapid obsolescence.

•

Diversification Risk. Although the Fund is diversified, it may invest a greater percentage of its assets in a fewer number of stocks compared with other mutual funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

•

Interest Rate Risk. The value of your investment may decrease when interest rates rise. Convertible securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

•

High Yield Risk. The Fund may be subject to greater levels of interest rate, credit and liquidity risk than funds that do not invest in junk bonds. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for junk bonds and reduce the Fund’s ability to sell its junk bonds (liquidity risk). See “High Yield Debt Securities” for a more detailed discussion of lower-rated securities.

•

Credit Risk. The issuer of the convertible security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation. If the issuer defaults and the value of the security declines, the Fund’s share price may decline.

•	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
•	The Fund is not a complete investment program. As with any mutual fund investment, the Fund’s returns will vary and you could lose money.

Is the Fund Right for You?

The Fund may be suitable for:
•	Long-term investors seeking a fund with a total return strategy
•	Investors who can tolerate the greater risks associated with junk bonds

How the Fund has Performed

The bar chart and performance table below show the variability of the Fund’s returns, which is one indicator of the risks of investing in the Fund. The chart shows changes in the Fund’s returns and the table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. ~~On January 3, 2003, the Fund acquired the assets and liabilities of the Ariston Convertible Securities Fund, a series of Ameriprime Funds, in a tax free reorganization. On April 30, 1999, the predecessor fund acquired the assets and liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. The Fund is a continuation of both predecessor funds and, therefore, the bar chart and table include the predecessor funds’ returns. Of course, the Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.~~Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risk of investing in the Fund because it demonstrates how its returns have varied over time.

Year-by-Year Total Return

For Periods Ended December 31st*

The Fund’s return for the most recent quarter ended March 31, 2005 was ___%.

During the period shown, the highest return for a quarter was 67.46% (Q4, 1999); and the lowest return was –28.02% (Q1, 2001).

_____________

*On January 3, 2003, the Fund acquired the assets and liabilities of the Ariston Convertible Securities Fund, a series of AmeriPrime Funds, in a tax free reorganization. This administrative reorganization did not change the Fund’s adviser, investment objective or investment strategies. On April 30, 1999, the predecessor fund acquired the assets and liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization. The Fund is a continuation of both predecessor funds and, therefore, the bar chart and table include the predecessor funds’ returns.

Average Annual Total Returns (for the periods ended 12/31/~~2004~~2005):

	1 Year	5 Years	10 Years
The Fund
Return Before Taxes	~~1.49~~_____%	~~-8.14~~_____%	~~6.37~~_____%
Return After Taxes on Distributions[1]	~~1.49~~_____%	~~-8.14~~_____%	~~5.65~~_____%
Return After Taxes on Distributions and Sale of Fund Shares[1]	~~0.97%~~_____%	~~-6.73%~~_____%	~~5.37%~~_____%
Indices (reflects no deductions for fees, expenses or taxes)	_____%	_____%	_____%
S&P 500 Index[2]	~~10.83~~_____%	~~-2.31~~_____%	~~12.06~~_____%
NASDAQ Composite Index[2]	~~9.15~~_____%	~~-11.44~~_____%	~~11.66~~_____%

1After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2The S&P 500 and the NASDAQ Composite indices are widely recognized unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The S&P 500 Index is a representative sample of 500 leading companies in leading industries of the U.S. economy and the NASDAQ Composite measures all 3,000 domestic and international companies that are listed on the NASDAQ Stock Market. These indices are representative of a broader market and range of securities than is found in the Fund’s portfolio.

FEES AND EXPENSES OF INVESTING IN THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Redemption Fee[1]	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees	2.22%
Distribution (12b-1) Fees[2]	0.00%
Other Expenses	0.03%
Total Annual Fund Operating Expenses[3]	2.25%

1 A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change.

2 The Fund has adopted a Rule 12b-1 Plan that allows the Fund to pay an annual fee of up to 0.25% to financial institutions that provide distribution and/or shareholder servicing. The Fund does not intend to activate the Plan through December 31, ~~2005.~~2006.

3 The Fund’s advisor contractually has agreed to waive its fee and reimburse Fund expenses to the extent necessary so that “Total Annual Fund Operating Expenses,” excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary expenses and any 12b-1 fees, do not exceed 2.25% for the fiscal year ended December 31, ~~2005.~~2006.

Example:

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example uses the same assumptions as other mutual fund prospectuses: a $10,000 initial investment for the time periods indicated, reinvestment of dividends and distributions, 5% annual total return, constant operating expenses, and sale of all shares at the end of each time period. Although your actual expenses may be different, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$228	$703	$1,205	$2,585

OTHER INVESTMENT INFORMATION

General

The investment objective of the Fund may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.

From time to time, the Fund may take temporary defensive positions which are inconsistent with the Fund’s principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments, U.S. government securities, securities of other no-load mutual funds or repurchase agreements. If the Fund invests in shares of another mutual fund, the shareholders of the Fund generally will be subject to duplicative management fees. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Convertible Securities

Convertible securities are securities that may be exchanged or converted into a predetermined number of the issuer’s underlying common shares, the common shares of another company or that are indexed to an unmanaged market index at the option of the holder during a specified time period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, stock purchase warrants, zero-coupon bonds or liquid-yield option notes, Eurodollar convertible securities, convertible securities of foreign issuers, stock index notes, or a combination of the features of these securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities and provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. When the market price of a common stock underlying a convertible security increases, the price of the convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and thus may not depreciate to the same extent as the underlying common stock. Convertible securities are ranked senior to common stock on an issuer’s capital structure and they are usually of higher quality and normally entail less risk than the issuer’s common stock, although the extent to which risk is reduced depends in large measure to the degree to which convertible securities sell above their value as fixed income securities.

High Yield Debt Securities

High yield debt securities in which the Fund may invest are commonly referred to as “junk bonds.” The economy and interest rates affect junk bonds differently from other securities. The prices of junk bonds have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of junk bonds and the Fund’s net asset value. To the extent that there is no established retail secondary market, there may be thin trading of junk bonds, and this may have an impact on the advisor’s ability to accurately value junk bonds and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bonds, especially in a thinly traded market.

There are risks involved in applying credit ratings as a method for evaluating junk bonds. For example, credit ratings evaluate the safety of principal and interest payments, not market value of junk bonds. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the advisor will continuously monitor the issuers of junk bonds in the Fund to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities’ liquidity.

HOW TO BUY SHARES

The minimum initial investment in the Fund is $1,000 and minimum subsequent investments are $50. The Fund may waive these minimums for accounts participating in an automatic investment program. If your investment is aggregated into an omnibus account established by an investment advisor, broker or other intermediary, the account minimums apply to the omnibus account, not to your individual investment. If you choose to purchase or redeem shares directly from the Fund, you will not incur charges on purchases or redemptions. However, if you purchase or redeem shares through a broker-dealer or another intermediary, you may be charged a fee by that intermediary.

Initial Purchase

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. This means that when you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

By Mail – To be in proper form, your initial purchase request must include:

• a completed and signed investment application form (which accompanies this prospectus); and
• a check (subject to the minimum amounts) made payable to the Fund;

Mail the completed application and check to:

U.S. Mail: ACM Convertible Securities Fund
c/o Unified Fund Services, Inc.

P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight: ACM Convertible Securities Fund
c/o Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

By Wire – You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call ~~Unified Fund~~Shareholder Services~~, Inc., the Fund’s transfer agent,~~ at (888) 387-2273 to obtain instruction on how to set up your account and to obtain an account number. ~~Then, provide your bank with the following information for purposes of wiring your investment:~~

~~Huntington National Bank~~
~~ABA #0440-0002-4~~
~~Attn: ACM Convertible Securities Fund~~
~~Account Name~~	~~(write in shareholder name)~~
~~For the Account #~~	~~(write in account number)~~

~~D.D.A. # 01892204576~~

You must provide a signed application to Unified Fund Services, Inc., the Fund’s transfer agent, at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, its custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Additional Investments

You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire or automatic investment. Each additional mail purchase request must contain:

-your name
-the name of your account(s)
-your account number(s)
-a check made payable to the ACM Convertible Securities Fund

Checks should be sent to the ACM Convertible Securities Fund at the address listed under the heading “How to Buy Shares – By Mail” in this prospectus. ~~A bank wire should be sent as outlined under the heading “How to Buy Shares – By Wire” in this prospectus.~~To send a bank wire, call Shareholder Services at (888) 387-2273 to obtain instructions.

Automatic Investment Plan

You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If an Automatic Investment Plan purchase is rejected by your bank, your shareholder account will be charged a fee to defray bank charges.

Distribution Plan

The Fund has adopted a plan under Rule 12b-1 that allows the Fund to pay fees for the sale and distribution of its shares and for services provided to shareholders. Shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25%. Because these fees are paid out of the Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The Fund does not intend to activate the Plan through December 31, ~~2005.~~2006.

Tax Sheltered Retirement Plans

Since the Fund is oriented to longer-term investments, the Fund may be an appropriate investment medium for tax-sheltered retirement plans, including: individual retirement plans (“IRAs”); simplified employee pensions (“SEPs”); 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Fund’s transfer agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Please consult with an attorney or tax advisor regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the Fund’s transfer agent about the IRA custodial fees.

Other Purchase Information

The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. You may be prohibited or restricted from making future purchases in the Fund. Checks ~~must~~should be made payable to the Fund. The Fund and its transfer agent ~~will not accept~~may refuse any purchase order for any reason. Cash, third party checks~~, cashier~~ (except for properly endorsed IRA rollover checks), counter checks, ~~travelers~~starter checks, traveler’s checks, money orders, ~~or credit card checks.~~credit card checks, and checks drawn on non-U.S. financial institutions will not be accepted. Cashier’s checks and bank official checks may be accepted in amounts greater than $10,000. In such cases, a fifteen (15) business day hold will be applied to the funds (which means that you may not redeem your shares until the holding period has expired). Signature guarantee stamps may be required on identification documentation. All documentation requiring a signature guarantee stamp must utilize a New Technology Medallion stamp, generally available from the bank where you maintain a checking or savings account.

The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the Fund’s transfer agent.

HOW TO REDEEM SHARES

You may receive redemption payments by check or federal wire transfer. The proceeds may be more or less than the purchase price of your shares, depending on the market value of the Fund’s securities at the time of your redemption. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. Wire transfer fees will be deducted from your Fund account by redemption of shares. The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, you may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

By Mail – You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail: ACM Convertible Securities Fund
c/o Unified Fund Services, Inc.
P.O. Box 6110
Indianapolis, Indiana 46206-6110

Overnight: ACM Convertible Securities Fund
c/o Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana 46204

Your request for a redemption must include your letter of instruction, including the Fund’s name, account number, account name(s), the address, and the dollar amount or number of shares you wish to redeem. Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper form, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund may require that signatures be guaranteed if you request the redemption check be made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request~~. The Fund may also require a signature guarantee for redemptions of $25,000 or more~~, or in certain other circumstances, such as to prevent unauthorized account transfers or redemptions. Signature guarantees are for the protection of shareholders. ~~You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent~~All redemptions requiring signature guarantees must utilize a New Technology Medallion stamp, generally available from the bank where you maintain your checking or savings account. Please call Shareholder Services at (888) 387-2273 if you have questions. At the discretion of the Fund or the Fund’s transfer agent, a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

By Telephone – You may redeem any part of your account in the Fund by calling ~~the Fund’s transfer agent~~Shareholder Services at (888) 387-2273. You must first complete the ~~Optional~~optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, its transfer agent and its custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

The Fund or the transfer agent may terminate the telephone redemption procedures at any time. During periods of extreme market activity, it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

Additional Information – If you are not certain of the requirements for a redemption please call ~~the Fund’s transfer agent~~Shareholder Services at (888) 387-2273. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances (as determined by the Securities and Exchange Commission) the Fund may suspend redemptions or postpone payment dates. You may be assessed a fee if the Fund incurs bank charges because you direct the Fund to re-issue a redemption check.

Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days’ written notice if the value of your shares in the Fund is less than $1,000 due to redemptions, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult a tax advisor.

Fund Policy on Market Timing – The Fund discourages market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short term market movements. Market timing may result in dilution of the value of the Fund’s shares held by long term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders. While the Fund attempts to deter market timing, there is no assurance that it will be able to identify and eliminate all market timers. For example, certain accounts called “omnibus accounts” include multiple shareholders. Omnibus accounts typically provide the Fund with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated are not known by the Fund. The netting effect often makes it more difficult to detect market timers. The Fund reserves the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Fund or its shareholders or if the Fund thinks that trading is abusive. The Fund has not entered into any arrangements with any person to permit frequent purchases and redemptions of Fund shares.

DETERMINATION OF NET ASSET VALUE

The price you pay for your shares is based on the Fund’s net asset value (“NAV”) per share. The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Stock Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund’s total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding. Requests to purchase or sell shares are processed at the NAV next calculated after the Fund receives your order in proper form.

The Fund’s assets generally are valued at their market value. If market quotations are not readily available, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the advisor, according to procedures approved by the Board of Trustees. Good faith pricing also is permitted if, in the advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the advisor is aware of any other data that calls into question the reliability of market quotations. Without good faith pricing, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders, or that the Fund will realize fair valuation upon the sale of a security.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions – The Fund typically distributes substantially all of its net investment income in the form of dividends and taxable capital gains to its shareholders. These distributions are automatically reinvested in the Fund unless you request cash distributions on your application or through a written request. The Fund expects that its distributions will consist primarily of capital gains.

Taxes – Investment income distributed by the Fund generally will consist of interest income and dividends received on investments, less expenses. The dividends you receive, whether or not reinvested, will be taxed as ordinary income except as described in the table below. ~~However, as discussed below, the 2003 Tax Act made certain changes in the taxation of “qualified dividend income” and long-term capital gains to non-corporate taxpayers.~~ Dividends normally will be distributed by the Fund on an annual basis. Dividends paid by the Fund may be eligible in part for the dividends received deduction for corporations.

The Fund will distribute net capital gains to its shareholders normally once a year. Capital gains are generated when the Fund sells its assets for a profit. Capital gains are taxed differently depending on how long the Fund has held the asset sold. Distributions of gains recognized on the sale of assets held for one year or less are taxed at ordinary income rates; distributions of gains recognized on the sale of assets held longer than one year are taxed at lower long-term capital gains rates. If the Fund distributes an amount exceeding its income and gains, this excess will generally be treated as a non-taxable return of capital.

Unless you indicate another option on your account application, any dividends and capital gain distributions paid to you by the Fund automatically will be invested in additional Fund shares. Alternatively, you may elect to have: (1) dividends paid to you in cash and the amount of any capital gain distributions reinvested; or (2) the full amount of any dividends and capital gain distributions paid to you in cash.

You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

Selling shares (including redemptions) and receiving distributions (whether reinvested or taken in cash) usually are taxable events to the Fund’s shareholders. These transactions typically create the following tax liabilities for taxable accounts:

Summary of Certain Federal Income Tax Consequences for Taxable Accounts

The following discussion reflects the ~~recent~~ enactment of the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “2003 Tax Act”).

Type of Transaction	Tax Status

Qualified dividend income	Generally maximum 15% on non-corporate taxpayers

Net short-term capital gain distributions	Ordinary income rate

Net long-term capital gain distributions	Generally maximum 15% on non-corporate taxpayers*

Sales of shares (including redemptions) owned more than one year	Gains taxed at generally maximum 15% On non-corporate taxpayers*

Sales of shares (including redemptions) owned for one year or less	Gains are taxed at the same rate as ordinary income; losses are subject to special rules

*For gains realized between May 6, 2003 and December 31, 2008.

Under the 2003 Tax Act, effective for taxable years after December 31, 2002 through December 31, 2008, designated income dividends paid by the Fund to non-corporate shareholders generally will qualify for a maximum federal income tax rate of 15% to the extent such income dividends are attributable to qualified dividend income from the Fund’s investments in common and preferred stock of U.S. and foreign corporations, provided that certain holding period and other requirements are met. However, to the extent that the Fund has ordinary income from the investments in debt securities, for example, such as interest income, income dividends paid by the Fund and attributable to that income will not qualify for the reduced tax rate.

If shares of the Fund are purchased within 30 days before or after redeeming other shares of the Fund at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares. If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be long-term, instead of short-term, capital loss to the extent of any capital gains distributions received on the shares.

If you are a non-corporate shareholder and if the Fund does not have your correct social security or other taxpayer identification number, federal law requires us to withhold and pay to the Internal Revenue Service 28% of your distributions and sales proceeds. If you are subject to back up withholding, we also will withhold and pay to the IRS 28% of your distributions (under current law). Any tax withheld may be applied against the tax liability on your federal income tax return.

Because your tax situation is unique, you should consult your tax professional about federal, state and local tax consequences.

MANAGEMENT OF THE FUND

Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005, serves as investment advisor to the Fund. The advisor was founded in 1977 to provide investment management to client portfolios that include individuals, corporations, pension and profit sharing plans and other qualified retirement plan accounts. As of ~~March 31, 2005,~~____, 2006, the advisor managed approximately $~~13.5~~__ million in assets.

Under the terms of the management agreement, the advisor manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses of independent trustees, extraordinary or non-recurring expenses, and 12b-1 fees. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the advisor a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund, minus: (1) any 12b-1 fees and (2) fees and expenses of the independent trustees paid by the Fund. During the fiscal year ended December 31, ~~2004, the Fund paid~~2005, the advisor was entitled to receive a fee equal to 2.22% of ~~its~~the Fund’s average daily net assets. The advisor has contractually agreed to waive its fee and reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses, except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), extraordinary or non-recurring expenses, and 12b-1 fees, at 2.25% through December 31, ~~2005.~~2006.

The advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

A discussion of the factors that the Board considered in approving the Fund’s management agreement is included in the Fund’s annual or semi-annual report, as applicable.

About the Portfolio Manager – Richard B. Russell, President and controlling shareholder of the advisor, has been primarily responsible for the day-to-day management of the Fund’s portfolio since inception in 1988 of the Fund’s predecessor. Mr. Russell is a graduate of the School of Business at the University of Washington and has completed additional training at the New York Institute of Finance. He has spent his entire professional career as an independent money manager, dating from 1972. Before founding Ariston in 1977, he was a full-time manager of private family assets. Since 1977, Mr. Russell’s primary responsibilities have been portfolio management and investment research.

The Fund’s Statement of Additional Information provides the following additional information about the Fund’s portfolio manager: (i) compensation structure, (ii) a description of other accounts managed by the portfolio manager, and (iii) the portfolio manager’s ownership of shares of the Fund.

FINANCIAL HIGHLIGHTS

The following table is intended to help you better understand the financial performance of the Fund (including its predecessors). Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Financial information for the fiscal year ended December 31, ~~2004~~2005 has been audited by Cohen McCurdy, Ltd., whose report, along with the Fund’s financial statements, is included in the Annual Report. The Annual Report is available from the Fund upon request without charge. The information for the prior years was audited by another independent accounting firm.

[to be updated]

PRIVACY POLICY

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•

Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, dollar amount of investment and date of birth); and

•

Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator ~~and~~, transfer agent, accountants and legal counsel) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

FOR MORE INFORMATION

~~Several additional sources of information are available to you. The~~ You can find additional information about the Fund in the following documents:

Annual and Semi Annual Reports: While the Prospectus describes the Fund’s potential investments, the Annual and Semi Annual Reports detail the Fund’s actual investments as of their report dates. The reports may also include a discussion by the Fund’s adviser of recent market conditions, economic trends, and investment strategies that significantly affected Fund performance during the reporting period.

Statement of Additional Information (“SAI”)~~, incorporated into this prospectus by reference,~~: The SAI supplements the Prospectus and contains detailed information ~~on Fund~~about the Fund and its investment restrictions, risks and policies and operations, including the Fund’s policies and procedures relating to the disclosure of ~~Fund~~ portfolio holdings by the Fund’s affiliates. ~~Annual and semi-annual reports contain management’s discussion of market conditions and investment strategies that significantly affected the Fund’s performance results as of the Fund’s latest semi-annual or annual fiscal period.~~ A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this prospectus by reference, which means it is considered part of this Prospectus.

~~Call the Fund at (888) 387-2273 to request free copies of the SAI and the Fund’s annual and semi-annual reports, to~~You can get free copies of the current Annual and Semi Annual Reports, as well as the SAI, by contacting Shareholder Services at (888) 387-2273. You may also request other information about the Fund and ~~to~~ make shareholder inquiries. ~~Alternatively, you may obtain a free copy of the SAI, annual report and/or semi-annual report from the Fund’s web site at~~ http:// Alternatively, the Fund’s SAI and Annual and Semi Annual reports will also be made available, free of charge, at the Fund’s Internet site at www.acmmutualfunds.com~~, under “Fund Documents”~~.

You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission (“SEC”) Public Reference Room in Washington, D.C. Call the SEC at ~~(~~1-202~~)~~ -942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section of the SEC, Washington, D.C. 20549-0102.

Investment Company Act #811-21237

ACM CONVERTIBLE SECURITIES FUND

STATEMENT OF ADDITIONAL INFORMATION

April ~~29, 2005~~__, 2006

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the Prospectus of the ACM Convertible Securities Fund (the “Fund”) dated April ~~29, 2005.~~__, 2006 This SAI incorporates by reference the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, ~~2004.~~2005. A free copy of the Prospectus and Annual Report can be obtained by writing the Fund’s transfer agent at 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling Shareholder Services at (888) 387-2273.

TABLE OF CONTENTS

PAGE

DESCRIPTION OF THE TRUST AND FUND	2

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS	3

INVESTMENT LIMITATIONS	7

INVESTMENT ADVISOR	9

DISTRIBUTION PLAN	12

TRUSTEES AND OFFICERS	12

PORTFOLIO TRANSACTIONS AND BROKERAGE	15

DISCLOSURE OF PORTFOLIO HOLDINGS	17

PROXY VOTING POLICY	18

DETERMINATION OF NET ASSET VALUE	18

REDEMPTION IN KIND	19

INVESTMENT PERFORMANCE	20

STATUS AND TAXATION OF THE FUND	22

CUSTODIAN	24

FUND SERVICES	24

ACCOUNTANTS	25

DISTRIBUTOR	25

FINANCIAL STATEMENTS	25

DESCRIPTION OF THE TRUST AND FUND

The ACM Convertible Securities Fund was organized as a diversified series of Unified Series Trust (the “Trust”) on December 18, 2002, under the name Ariston Convertible Securities Fund. ~~On January 3, 2003, the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired the assets and assumed the liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization.~~ The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees. The Fund’s investment advisor is Ariston Capital Management Corporation (the “Advisor”).

On January 3, 2003, the Fund acquired all of the assets and liabilities of the Ariston Convertible Securities Fund, a series of the AmeriPrime Funds (the “Predecessor Fund”) in a tax-free reorganization. On April 30, 1999, the Predecessor Fund acquired the assets and assumed the liabilities of the Lexington Convertible Securities Fund in a tax-free reorganization.

The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and its transfer agent for the account of the shareholders. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. The Trust Agreement can be amended by the Trustees, except that any amendment that adversely effects the rights of shareholders must be approved by the shareholders affected. The Board of Trustees may determine, in its sole discretion at any time, to redeem all outstanding shares of the Fund and cease operations of the Fund. Shareholders may redeem their accounts in accordance with the procedures set forth under “How to Sell Shares” in the Fund’s Prospectus or by contacting the Fund’s transfer agent prior to the liquidation date and, thereafter, any shareholders that have not redeemed their Fund shares will have their shares automatically redeemed as of that date, with proceeds being mailed to the address of record. An involuntary redemption will create a capital gain or capital loss, which may have tax consequences about which you should consult your tax advisor.

~~As of March 17, 2005, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund: Charles Schwab & Co., 101 Montgomery Street, San Francisco, California 94104 – 11.89%; Joseph Mohr, 2157 La Paz Way, Palm Springs, CA 92264 – 13.58%; Ariston Capital Management Corp, 40 Lake Bellevue Drive, Bellevue, WA 98005 – 9.33%; Donaldson Lufkin Jenrette, P.O. Box 2052, Jersey City, NJ 07303 – 7.93%.~~

~~As of March 17, 2005, the officers and Trustees as a group owned less than one percent of the Fund.~~  For information concerning the purchase and redemption of shares of the Fund, see “How to Buy Shares” and “How to Redeem Shares” in the Fund’s Prospectus. For a description of the methods used to determine the share price and value of the Fund’s assets, see “Determination of Net Asset Value” in the Fund’s Prospectus and this SAI.

The Fund has authorized one or more brokers to receive on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order.

Customer orders will be priced at the Fund’s net asset value next computed after they are received by an authorized broker or the broker’s authorized designee and accepted by the Fund. The performance of the Fund may be compared in publications to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. The Annual Report contains additional performance information and will be made available to investors upon request and without charge.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

This section contains a detailed discussion of some of the investments the Fund may make and some of the techniques it may use.

A.        High Yield Debt Securities (“Junk Bonds”). The widespread expansion of government, consumer and corporate debt within our economy has made the corporate sector, especially cyclically sensitive industries, more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security owned by the Fund defaulted, the Fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the Fund’s net asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the Fund’s assets. If the Fund experiences unexpected net redemptions, this may force it to sell its high yield securities without regard to their investment merits, thereby decreasing the asset base upon which the Fund’s expenses can be spread and possibly reducing the Fund’s rate of return.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on the Fund’s ability to accurately value high yield securities and the Fund’s assets and on the Fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

There are also special tax considerations associated with investing in high yield securities structured as zero coupon or pay-in-kind securities. For example, the Fund reports the interest on these securities as income even though it receives no cash interest until the security’s maturity or payment date. Also, the shareholders are taxed on this interest even if the Fund does not distribute cash to them. Therefore, in order to pay taxes on this interest, shareholders may have to redeem some of their shares to pay the tax or the Fund may sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratio and decrease its rate of return.

Finally, there are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk, of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events, the Fund (in conjunction with its investment advisor) will continuously monitor the issuers of high yield securities to determine if the issuers will have sufficient cash flow and profits to meet required principal and interest payments, and to assure the securities’ liquidity so the Fund can meet redemption requests.

A description of the rating categories is contained in the Appendix.

B.        Warrants. The Fund may invest up to 5% of its total assets at the time of purchase in warrants (not including those acquired in units or attached to other securities). A warrant is a right to purchase common stock at a specific price during a specified period of time. The value of a warrant does not necessarily change with the value of the underlying security. Warrants do not represent any rights to the assets of the issuing company. A warrant becomes worthless unless it is exercised or sold before expiration. Warrants have no voting rights and pay no dividends.

C.        Options Transactions. The Fund may write (sell) covered call options and may purchase put and call options on individual securities and securities indices. A covered call option on a security is an agreement to sell a particular portfolio security if the option is exercised at a specified price, or before a set date. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to the expiration of the option by making an offsetting purchase of an identical option. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option) or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying security or to deposit liquid high quality debt obligations in a separate account with the custodian. When the Fund writes an option, the Fund profits from the sale of the option, but gives up the opportunity to profit from any increase in the price of the stock above the option price, and may incur a loss if the stock price falls. Risks associated with writing covered call options include the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement. When the Fund writes a covered call option, it will receive a premium, but will assume the risk of loss should the price of the underlying security fall below the exercise price.

D.        Collateralized Short Sales. The Fund may make short sales of common stocks, provided they are “against the box,” i.e., the Fund owns an equal amount of such securities or owns securities that are convertible or exchangeable without payment of further consideration into an equal or greater amount of such common stock. The Fund may make a short sale when the Fund manager believes the price of the stock may decline and for tax or other reasons, the Fund manager does not want to sell currently the stock or convertible security it owns. In such case, any decline in the value of the portfolio would be reduced by a gain in the short sale transaction. Conversely, any increase in the value of the portfolio would be reduced by a loss in the short sale transaction. The Fund may not make short sales or maintain a short position unless at all times when a short position is open, not more than 10% of its total assets (taken at current value) is held as collateral for such sales at any one time. Short sales against the box are used to defer recognition of capital gains and losses, although the short-term or long-term nature of such gains or losses could be altered by certain provisions of the Internal Revenue Code.

E.        U.S. Government Securities. The Fund may invest in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities (“U.S. Government Securities”). U.S. Government Securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government

National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (FNMA) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

F.        Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser’s holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller’s obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Huntington National Bank (the Fund’s custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.

G.        Rule 144A Securities. The Fund may not purchase illiquid securities. Illiquid securities generally include securities which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market.

In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act of 1933, as amended (the “1933 Act”), including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

The Securities and Exchange Commission (the “SEC”) has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. The Fund may invest in Rule 144A securities that the Advisor determines to be liquid. Rule 144A securities are not considered to be illiquid for purposes of the Fund’s illiquid securities policy, which prohibits the Fund from investing in illiquid securities, if such securities satisfy the conditions enumerated in Rule 144A and are determined to be liquid by the Advisor in accordance with the requirements established by the Trust. The Advisor anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc.

The Advisor will monitor the liquidity of Rule 144A securities in the Fund’s holdings under the supervision of the Fund’s Board of Trustees. In reaching liquidity decisions, the Advisor will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers or sellers of the security; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

H.        Portfolio Turnover. Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund’s portfolio turnover rate for the fiscal year ended December 31, 2004 was 9.68%, and the portfolio turnover rate for the fiscal year ended December 31, 2003 was 57.93%. The Fund’s portfolio turnover rate decreased significantly during the 2004 fiscal year because the Fund was not required to sell off as many portfolio securities in order to meet redemptions.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental (“Fundamental”), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

1.         Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

2.         Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the Investment Company Act of 1940 (the “1940 Act”), as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission (“SEC”) or its staff.

3.         Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

4.          Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.         Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.          Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.         Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

8.         Diversification. With respect to 75% of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if, as a result at the time of such purchase, more than 5% of the value of the Fund’s total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see “Limitations—Fundamental” above).

1.          Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

2.         Borrowing. The Fund will not engage in borrowing.

3.         Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on “margin.” This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

4.         Short Sales. The Fund will not effect short sales of securities except as described in the Prospectus or this SAI.

5.         Options. The Fund will not purchase or sell puts, calls, options or straddles except as described in the Prospectus or this SAI.

6.         Illiquid Securities. The Fund will not purchase illiquid securities which cannot be sold in the ordinary course of business or due to contractual or legal restrictions on resale.

7.         Loans of Portfolio Securities. The Fund will not make loans of portfolio securities.

8.         80% Investment Policy. Under normal circumstances, at least 80% of the Fund’s assets (defined as net assets plus the amount of any borrowing for investment purposes) will be invested in convertible securities (i.e., convertible into shares of common stock), and common stocks that were convertible securities at the time of purchase. The Fund will not change this policy unless the Fund’s shareholders are provided with at least 60 days’ prior written notice. The notice will be provided in a separate written document, containing the following, or similar, statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” The statement will also appear on the envelope in which the notice is delivered unless the notice is delivered separate from any other communication to the Fund’s shareholders.

INVESTMENT ADVISOR

The Advisor is Ariston Capital Management Corporation, 40 Lake Bellevue Drive, Suite 220, Bellevue, Washington 98005. As sole shareholder of the Advisor, Richard B. Russell may be deemed to be a controlling person of the Advisor.

Under the terms of the management agreement (the “Agreement”), the Advisor manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses and 12b-1 fees. As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of (a) 2.25% of the average value of its daily net assets minus (b) the 12b-1 expenses and fees and expenses of the non-interested person trustees incurred by the Fund. For the period January 1, 2005 through December 31, 2005, the Advisor has agreed to waive its fee and reimburse Fund expenses to the extent necessary to maintain the Fund’s total annual operating expenses, except any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expenses on securities sold short), and extraordinary or non-recurring expenses, at 2.25%.

A discussion of the factors that the Board considered in approving the Fund’s management agreement is included in the Fund’s annual or semi-annual report, as applicable.

The following table describes the advisory fees paid to the Advisor by the Fund for the last three fiscal periods:

Fiscal Year Ended	Advisory Fees Accrued	Total Fees Reimbursed and/or Waived	Net Advisory Fees Paid
~~December 31, 2002~~			~~$175,757~~
~~December~~October 31, 2003	$________	$________	$165,540
~~December~~October 31, 2004	$________	$________	$157,737
October 31, 2005	$________	$________	$90,885

~~The Agreement was approved by the Trustees, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (collectively, the “Independent Trustees” and, each an “Independent Trustee”), at an in-person meeting held on December 13, 2004. At the meeting, the Trustees and legal counsel to the Trust and the Independent Trustees discussed the information provided by the Advisor to the Board in advance of the meeting, including current financial statements and Form ADV Part II of the Advisor, and a letter to the Board from the Advisor describing the Advisor’s current business and compliance activities. Legal counsel advised the Board that there were no proposed changes to the Management Agreement.~~

~~The Trustees then reviewed reports comparing the Fund’s performance, management fee and total expenses (after reimbursement) compared to those of its peer group as of September 30, 2004. The Board contacted Mr. Richard Russell, President of the Advisor and Portfolio Manager to the Fund, to discuss the Fund’s performance and the Advisor’s balance sheet and income statement. The Portfolio Manager advised the Board that his firm had $19 million in assets under management. The Portfolio Manager also advised the Board that the Advisor has agreed to continue the contractual commitment to reimburse the Fund for Trustees’ fees and expenses through December 31, 2005. He further stated that the Advisor has no current intentions to activate the Fund’s 12b-1 plan. The Trustees questioned the Portfolio Manager about differences between his management of the Fund and his firm’s other accounts, whether any personnel changes at the firm are anticipated, and his views on the convertible securities market in general.~~

~~The Trustees noted that the Fund consistently has been a top performer in its category and that it has outperformed the Nasdaq Composite and the S&P 500 Index for the five years ending September 30, 2004. The Trustees noted that the Fund’s total expense ratio is higher than the average expense ratio of its peer group, but lower than the maximum. The Trustees noted that the Fund’s management fee is higher than its peer group, however, they stated that the management fee is reasonable given the Advisor’s unique investment strategy and expertise in investing in convertible securities. The Trustees also noted the excellent performance results of the Fund as of September 30, 2004, and the Advisor’s agreement to pay all of the Fund’s expenses.~~

~~Based on the factors described above, the Trustees, including the Independent Trustees voting separately, determined that the continuance of the Management Agreement between the Trust and the Advisor on behalf of the Fund was in the best interests of the Fund and its shareholders.~~

About the Portfolio Manager

Mr. Richard B. Russell, President of the Advisor, serves as the sole Portfolio Manager for the Fund and, as such, is primarily responsible for making all investment decisions of the Fund (“Portfolio Manager”). As of December 31, ~~2004,~~2005, the Portfolio Manager was responsible for the management of the following types of accounts: (update)

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Companies	N/A	N/A	N/A	N/A
Pooled Investment Vehicles	N/A	N/A	N/A	N/A

~~Retail~~Other Accounts	16	$10.1 million	N/A	N/A

The Portfolio Manager is compensated for his services by the Advisor. The Portfolio Manager’s compensation consists of a base salary. Additionally he receives an annual discretionary bonus based on the Advisor’s profits, and is also eligible to participate in the Advisor’s benefit plans which are made available to all employees of the Advisor. The discretionary bonus is determined by _____________. The Portfolio Manager does not receive any additional compensation for his services relative to the Fund and also does not receive any compensation which is tied in any way to the performance of individual accounts or the Fund.

As of December 31, ~~2004,~~2005, the Portfolio Manager beneficially owned shares of the Fund worth $100,001 - $500,000.

The Advisor retains the right to use the name “Ariston” and “ACM” in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust’s right to use the name “ACM” automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days’ written notice.

The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks and other financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks and other financial institutions which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan permits the Fund to pay directly, or reimburse the Advisor or Unified Financial Securities, Inc. (the “Distributor”), for distribution expenses in an amount not to exceed 0.25% per annum of the average daily net assets of the Fund. The Trustees have determined that no payments will be made pursuant to the Plan through December 31, ~~2005.~~2006.

Under the Plan, the Trust may engage in any activities related to the distribution of the Fund’s shares, including without limitation the following: (a) payments, including incentive compensation, to securities dealers or other financial intermediaries, financial institutions, investment advisors and others that are engaged in the sale of shares, or that may be advising shareholders of the Fund regarding the purchase, sale or retention of shares, or that hold shares for shareholders in omnibus accounts or as shareholders of record or provide shareholder support or administrative services to the Fund and its shareholders; (b) expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services, including allocated overhead, office space and equipment, telephone facilities and expenses, answering routine inquiries regarding the Fund, processing shareholder transactions, and providing such other shareholder services as the Trust may reasonably request; (c) costs of preparing, printing and distributing prospectuses and statements of additional information and reports of the Fund for recipients other than existing shareholders of the Fund; (d) costs of formulating and implementing marketing and promotional activities, including sales seminars, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (e) costs of preparing, printing and distributing sales literature; (f) costs of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may deem advisable; and (g) costs of implementing and operating the Plan.

The Plan has been approved by the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Fund and who have no direct or indirect financial interest in the Plan or any related agreement, by a vote cast in person. Activation or continuation of the Plan and the related agreements must be approved by the Trustees annually, in the same manner, and the Plan or any related agreement may be terminated at any time without penalty by a majority of such Independent Trustees or by a majority of the outstanding shares of the Fund. Any amendment increasing the maximum percentage payable under the Plan must be approved by a majority of the outstanding shares of the Fund, and all other material amendments to the Plan or any related agreement must be approved by a majority of the Independent Trustees.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding the ~~Independent Trustees~~Trustees who are not interested persons of the Trust (each an “Independent Trustee” and collectively, the “Independent Trustees”).

The Trust’s audit committee consists of the Independent Trustees. The audit committee is responsible for overseeing the Fund’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund’s financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund’s independent auditors and the full Board of Trustees. The Audit Committee met ~~four~~six times during the year ended December 31, ~~2004.~~ 2005.

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address*, (Date of Birth), Position with Fund Complex,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present	Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust since November 2002 and; Trustee of AmeriPrime Funds sincefrom December 2002 to July 2005; Trustee of CCMI Funds from June 2003 throughto March 2005.
Anthony J. Ghoston (1959) President, July 2004 to present	Executive Vice President of Unified Fund Services, Inc., the Trust's administrator, since June 2004,2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust's administrator and distributor, from 1997 to November 2004; President of AmeriPrime Funds and AmeriPrime Advisors Trust since July 2004; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 throughto March 2005.
Thomas G. Napurano (1941) Chief Financial Officer and Treasurer, December 2002 to present	Chief Financial Officer and Executive Vice President of Unified Financial Services, Inc., the parent company of the Trust's administrator and distributor, since 1989, Director from 1989 to March 2002; Director of Unified Financial Securities, Inc., the Trust's distributor, since December 2004, Chief Financial Officer and Executive Vice President since June 1990; Executive Vice President, Treasurer, and Chief Financial Officer of Unified Fund Services, Inc., the Trust's administrator, since 1990, Director since 2004; Treasurer and Chief Financial Officer of AmeriPrime Funds and AmeriPrime Advisors Trust since October 2002; Treasurer and Chief Financial Officer of CCMI Funds from June 2003 through March 2005; Treasurer of The Unified Funds from 1994 to 2002 and Firstar Select Funds from 1997 to 2000.
Freddie Jacobs, Jr., CPA (1970) Chief Financial Officer and Treasurer, July 2005 to present; Secretary, September 2004 to June 2005; Assistant Secretary, July 2005 to present	Vice President of Unified Fund Services, Inc., the Trust's administrator, since December 2003; Assistant Vice President of U.S. Bancorp Fund Services LLC from 2000 to December 2003, Trust Officer from 1998 to 2000; SecretaryChief Financial Officer and Treasurer of AmeriPrime Funds and AmeriPrime Advisors Trust, since July 2005; Secretary of AmeriPrime Funds and AmeriPrime Advisors Trust from September 2004 to June 2005; Secretary of CCMI Funds from September 2004 throughto March 2005; Principal Accounting Officer of Lindbergh Funds from February 2004 to February 2005.
Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present	Chief Compliance Officer of the Trust, AmeriPrime Funds and AmeriPrime Advisors Trust since October 2004; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds, from October 2004 throughto March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust's distributor, since December 2004 and from 1997 to 2000,2000 and 2004 to 2005 Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust's administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust's administrator and distributor, from 2000 to 2004.
Heather A. Barnes (1975) Secretary, July 2005 to present	Employed by Unified Fund Services, Inc., the Trust's administrator, since January 2004 and from December 1999 to January 2002; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust since July 2005.

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to ~~AmeriPrime Advisors Trust, AmeriPrime Funds and~~ Unified Series Trust~~. The Fund Complex~~, which currently consists of ~~25~~34 series.

*** Mr. Tritschler may be deemed to be an “interested person” of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent company of the distributor of certain series in the Fund Complex.

The following table provides information regarding shares of the Fund and other portfolios of the Fund Complex owned by each Trustee as of December 31, ~~2004.~~2005.

Trustee	Dollar Range of Fund Shares	Aggregate Dollar Range of Shares of All Funds Within the Fund Complex*
Gary E. Hippenstiel	None	None
Ronald Tritschler	None	None
Stephen Little	None	None
Daniel Condon	None	None

* Fund Complex refers to ~~AmeriPrime Advisors Trust, AmeriPrime Funds and~~ Unified Series Trust~~. The Fund Complex~~ , which currently consists of ~~25~~34 series.

Set forth below are estimates of the annual compensation to be paid to the Trustees and officers by each series in the ~~Fund Complex~~Trust on an individual basis and by the ~~Fund Complex~~Trust on an aggregate basis, assuming that there are ~~26 series in the Fund Complex~~ 34 series in the Trust. Trustees’ and officers’ fees and expenses of the Trust are ~~Fund Complex~~ Trust expenses and each series incurs its pro rata share of expenses based on the number of series in the ~~Fund Complex~~Trust. As a result, the amount paid by each series will increase or decrease as new series are added or removed from the ~~Fund Complex~~Trust .

Independent Trustees	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust ~~and Fund Complex~~*
Gary E. Hippenstiel, Trustee and Chairman of the Audit Committee	$~~1,440~~ 1,324	$0	$0	$~~36,000~~45,000
Stephen A. Little, Chairman of the Board~~**~~	$~~1,440~~1,324	$0	$0	$~~36,000~~45,000
Daniel Condon, Trustee	$~~960~~1,030	$0	$0	$~~24,000~~ 35,000

Non-Independent Trustees and Officers	Aggregate Compensation from the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust ~~and Fund Complex~~*
Ronald C. Tritschler, Trustee	$~~960~~1,030	$0	$0	$~~24,000~~35,000
~~Thomas G. Napurano, CFO and Treasurer~~	~~$0~~	~~$0~~	~~$0~~	~~$0~~
Anthony Ghoston, President and CEO	$0	$0	$0	$0
Freddie Jacobs, ~~Secretary~~CFO and Treasurer	$0	$0	$0	$0
Lynn Wood, Chief Compliance Officer	$~~5,000~~4,265	$0	$0	$~~125,000~~145,000
Heather Barnes, Secretary	$0	$0	$0	$0

* The Trust currently consists of 34 series.

~~* Fund Complex refers to AmeriPrime Advisors Trust, AmeriPrime Funds and Unified Series Trust. The Fund Complex currently consists of 25 series.~~

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of the Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of the Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the management agreement with the Adviser. As of _______, 2006, the following persons were considered to be either a control person or principal shareholder of the Fund:

Name and Address	% Ownership	Type of Ownership
National Financial Services Corp 1 World Financial Center 200 Liberty Street New York, NY 10281	30.87%	Beneficial
NBC Securities Inc. 1927 First Avenue North Birmingham, AL	25.10%	Beneficial
Charles Schwab & Co. 101 Montgomery Street San Francisco, CA 94104	7.26%	Beneficial
Charles Harman 615 Tuxedo Pl. NW Atlanta, GA	5.81%	Record

As of ___________, 2006, the Trustees and officers of the Fund as a group beneficially owned less than 1% of the Fund.

~~** For the period June 30 to September 30, 2004, Mr. Little’s compensation was set at $24,000. Effective as of October 1, 2004, Mr. Little’s compensation was increased to $36,000.~~

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. The Fund’s portfolio turnover rate is a measure of the Fund’s portfolio activity, and is calculated by dividing the lesser of purchases or sales of securities by the average value of the portfolio securities held during the period. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. The Fund’s portfolio turnover rate for the fiscal years ended December 31, 2004, and 2005 was __% and __%, respectively.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor’s overall responsibilities with respect to the Fund and to other accounts over which it exercises investment discretion.

Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement. For the fiscal year ended December 31, 2004, the Advisor did not direct any brokerage transactions to brokers on the basis of research services provided by such brokers to the Fund.

Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

When the Fund and another of the Advisor’s clients seek to purchase or sell the same security at or about the same time, the Advisor may execute the transaction on a combined (“blocked”) basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Advisor, taking into account such factors as the size of the individual orders and transaction costs, when the Advisor believes adjustment is reasonable.

For the three fiscal years ended December 31, ~~2002 through 2004,~~2005, the Fund paid the following in brokerage commissions:

The Trust, the Advisor and the ~~Advisor~~Fund’s Distributor have each adopted a Code of Ethics (the “Rule 17j-1 Code”) pursuant to Rule 17j-1 of the 1940 Act, and the Advisor’s Code of Ethics also conforms to Rule 204A-1 under the Investment Advisers Act of 1940. The personnel subject to the Codes are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the Fund or the Advisor, free of charge, by calling ~~the Fund~~Shareholder Services at (888) 387-2273. You may also obtain copies of the Trust’s Code from documents filed with SEC and available on the SEC’s web site at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund is required to include a schedule of portfolio holdings in its annual and semi-annual reports to shareholders, which is sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which is filed with the Securities and Exchange Commission (the “SEC”) on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Fund must provide a copy of the complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Fund, upon request, free of charge. This policy is applied uniformly to all shareholders of the Fund without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).

The Fund releases portfolio holdings to third party servicing agents on a daily basis in order for those parties to perform their duties on behalf of the Fund. These third party servicing agents include the Advisor, Distributor, Transfer Agent, Fund Accounting Agent, Administrator and Custodian. The Fund also may disclose portfolio holdings, as needed, to auditors, legal counsel, proxy voting services (if applicable), printers, pricing services, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisors or sub-advisors. The lag between the date of the information and the date on which the information is disclosed will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel or prospective sub-advisors at any time. This information is disclosed to all such third parties under conditions of confidentiality. “Conditions of confidentiality” include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.

Additionally, the Fund may enter into ongoing arrangements to release portfolio holdings to Morningstar, Inc., Lipper, Inc., Bloomberg, Standard & Poor’s, Thompson Financial and Vickers-Stock (“Rating Agencies”) in order for those organizations to assign a rating or ranking to the Fund. In these instances portfolio holdings will be supplied within approximately 25 days after the end of the month. The Rating Agencies may make the Fund’s top portfolio holdings available on their websites and may make the Fund’s complete portfolio holdings available to their subscribers for a fee. Neither the Fund, the Advisor nor any of their affiliates receive any portion of this fee. Information released to Rating Agencies is not released under conditions of confidentiality nor is it subject to prohibitions on trading based on the information. The Fund also may post its complete portfolio holdings to its website within approximately 25 days after the end of the month. The information will remain posted on the website until replaced by the information for the succeeding month. If the Fund does not have a website or the website is for some reason inoperable, the information will be supplied no more frequently then quarterly and on a delayed basis.

Except as described above, the Fund is prohibited from entering into any arrangements with any person to make available information about the Fund’s portfolio holdings without the prior authorization of the Chief Compliance Officer and the specific approval of the Board. The Advisor must submit any proposed arrangement pursuant to which the Advisor intends to disclose the Fund’s portfolio holdings to the Board, which will review such arrangement to determine whether the arrangement is in the best interests of Fund shareholders. Additionally, the Advisor, and any affiliated persons of the Advisor, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Fund, as a result of disclosing the Fund’s portfolio holdings. Finally, the Fund will not disclose portfolio holdings as described above to third parties that the Fund knows will use the information for personal securities transactions.

PROXY VOTING POLICY

The Trust and the Advisor each have adopted proxy voting policies and procedures reasonably designed to ensure that proxies are voted in shareholders’ best interests. As a brief summary, the Trust’s policy delegates proxy voting to the Advisor, subject to the Advisor’s proxy voting policy and the supervision of the Board of Trustees. The Trust’s policy provides that, if a conflict of interest between the Advisor or its affiliates and the Fund arises with respect to any proxy, the Advisor must disclose the conflict to the Board of Trustees and vote the proxy in accordance with the Board’s instructions. The Advisor’s policy provides that generally the Advisor will vote with management for routine corporate proposals unless such a vote is not in the shareholders’ best interests. Non-routine votes are reviewed on a case-by-case basis.

You may obtain a copy of the Trust’s and the Advisor’s proxy voting policy by calling Shareholder Services at (888) 387-2273 to request a copy from the Fund’s Chief Compliance Officer, or by writing to Unified Fund Services, Inc., the Fund’s transfer agent, at 431 N. Pennsylvania Avenue, Indianapolis, IN 46204, Attn: Unified Series Trust Chief Compliance Officer. A copy of the policies will be mailed to you within three days of receipt of your request. You also may obtain a copy of the policies from Fund documents filed with the SEC, which are available on the SEC’s web site at www.sec.gov. A copy of the votes cast by the Fund with respect to portfolio securities for each year ended June 30th will be filed by the Fund with the SEC on Form N-PX. The Fund’s proxy voting record will be available to shareholders free of charge upon request by calling or writing the Fund as described above or from the SEC’s web site.

DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of the Fund is determined at the close of trading (normally 4:00 p.m., Eastern time) on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund’s securities to materially affect the net asset value. The Trust is open for business on every day on which the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see “Determination of Net Asset Value” in the Prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor subject to guidelines adopted by and subject to review of the Board of Trustees of the Trust. The Board of Trustees annually approves the pricing service used by the Fund’s fund accounting agent. The fund accounting agent maintains a pricing review committee, which consults with an independent Trustee if good faith pricing issues arise. Manually priced securities held by the Fund (if any) are reviewed by the Board of Trustees on a quarterly basis.

Convertible securities are valued at the greater of the value determined as described in the preceding sentence and the value of the shares of common stock into which the securities are convertible (determined as described in the preceding paragraph). Fixed income securities are valued by a pricing service when the Advisor believes such prices are accurate and reflect the fair market value of such securities. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation.

The Fund’s net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (included accrued expenses) by the total number of shares in the Fund outstanding at such time, as shown below:

Net Assets	= Net Asset Value Per Share
Shares Outstanding

An example of how the Fund calculated its net asset value per share as of the fiscal year ended December 31, ~~2004~~2005 is as follows:

~~$~~	~~6,270,676~~	~~=~~ 	~~$16.35~~
$	=	$_________
383,570

REDEMPTION IN KIND

The Fund does not intend to redeem shares in any form except cash. However, if the amount you are redeeming is over the lesser of $250,000 or 1% of the Fund’s net asset value, pursuant to an election under Rule 18f-1 under the 1940 Act by the Trust on behalf of the Fund, the Fund has the right to redeem your shares by giving you the amount that exceeds the lesser of $250,000 or 1% of the Fund’s net asset value in securities instead of cash. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Fund.

~~INVESTMENT PERFORMANCE~~

~~The Fund may periodically advertise “average annual total return,” “average annual total return after taxes on distributions,” and “average annual total return after taxes on distributions and redemption.” “Average annual total return,” as defined by the SEC, is computed by finding~~

~~the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending redeemable value, according to the following formula:~~

~~P(1+T)~~n~~=ERV~~

~~Where:~~	~~P =~~	~~a hypothetical $1,000 initial investment~~
~~T~~	~~=~~	~~average annual total return~~
~~n~~	~~=~~	~~number of years~~
~~ERV =~~	~~ending redeemable value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.~~

~~The computation assumes that all dividends and distributions are reinvested at the net asset value (including any applicable sales load) on the reinvestment dates during the period and that a complete redemption occurs at the end of the applicable period.~~

~~“Average annual total return after taxes on distributions,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:~~

~~P(1+T)~~n=ATVD

~~Where:~~	~~P =~~	~~a hypothetical $1,000 initial investment~~
~~T~~	~~=~~	~~average annual total return (after taxes on distributions)~~
~~n~~	~~=~~	~~number of years~~
~~ATV~~D

~~ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions but not after taxes on redemption.~~

~~The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.~~

~~“Average annual total return after taxes on distributions and redemption,” as defined by the SEC, is computed by finding the average annual compounded rates of return for the period indicated that would equate the initial amount invested to the ending value, according to the following formula:~~

~~P(1+T)~~n=ATVDR

~~Where:~~	~~P~~	~~=~~	~~a hypothetical $1,000 initial investment~~
~~T~~	~~=~~		~~average annual total return (after taxes on distributions and~~

~~redemption)~~

~~n~~	~~=~~	~~number of years~~
~~ATV~~DR	~~ending value at the end of the applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period, after taxes on fund distributions and redemption.~~

~~The computation assumes that dividends and distributions, less the taxes due on such distributions, are reinvested at the price stated in the prospectus (including any applicable sales load) on the reinvestment dates during the period.~~

~~The Fund may also advertise performance information (a “non-standardized quotation”), which is calculated differently from average annual total return. A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for average annual total return. In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund’s shares) as of the end of a specified period. A non-standardized quotation of total return will always be accompanied by the Fund’s average annual total return (before taxes).~~

~~The Fund’s investment performance will vary depending upon market conditions, the composition of the Fund’s portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund’s performance to that of other investment companies or investment vehicles. The risks associated with the Fund’s investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.~~

~~From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use indices such as the Standard & Poor’s 500 Stock Index or the Dow Jones Industrial Average.~~

~~In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron’s and Fortune also may be used.~~

STATUS AND TAXATION OF THE FUND

The Fund was organized as a series of a business trust, but intends to continue to qualify for treatment as a regulated investment company (a “RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”) in each taxable year. There can be no assurance that it actually will so qualify. If the Fund qualifies as a RIC, its dividend and capital gain distributions generally are subject only to a single level of taxation, to the shareholders. This differs from distributions of a regular business corporation which, in general, are taxed first as taxable income of the distributing corporation, and then again as dividend income of the shareholder.

If the Fund does qualify as a RIC but (in a particular tax year) distributes less than ninety-eight percent (98%) of its ordinary income and its capital gain net income (as the Code defines each such term), the Fund is subject to an excise tax. The excise tax, if applicable, is four percent (4%) of the excess of the amount required to have been distributed over the amount actually distributed for the applicable year. If the Fund does not qualify as a RIC, its income will be subject to taxation as a regular business corporation, without reduction by dividends paid to shareholders of the Fund.

To continue to qualify for treatment as a RIC under Subchapter M of the Code, the Fund must, among other requirements:

•

Derive at least ninety percent (90%) of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, and certain other income (including gains from options, futures, or forward contracts derived with respect to the RIC’s business of investing in stock securities, or foreign currencies) (the “Income Requirement”);

•	Diversify its investments in securities within certain statutory limits; and
•

Distribute annually to its shareholders at least ninety percent (90%) of its investment company taxable income (generally, taxable net investment income less net capital gain) (the “Distribution Requirement”).

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Net capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted net capital loss remaining is lost as a deduction. At December 31, ~~2004,~~2005, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,892,113, which is available for offset against future taxable net capital gains. This loss carryforward expires as follows:

Year of Expiration	Amount
2009	$1,461,541
2010	$1,430,572

To the extent this carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

The Fund may acquire zero coupon or other securities issued with original issue discount (including pay-in-kind securities). If it does so, the Fund will have to include in its income its share of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on the securities during the year. Because the Fund annually must distribute (a) ninety-eight percent (98%) of its ordinary income in order to avoid imposition of a 4% excise tax, and (b) ninety percent (90%) of its investment company taxable income, including any original issue discount, to satisfy the Distribution Requirement, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions would be made from the Fund’s cash assets, if any, or from the sales of portfolio securities, if necessary. The Fund might realize capital gains or losses from any such sales, which would increase or decrease the Fund’s investment company taxable income and/or net capital gain (the excess of net long-term capital gain over net short-term capital loss).

Hedging strategies, to reduce risk in various ways, are subject to complex rules that determine for federal income tax purposes, the character and time for recognition of gains and losses the Fund realizes in connection with the hedge. The Fund’s income from options, futures, and forward contracts, in each case derived with respect to its business of investing in stock, securities, or foreign currencies, should qualify as allowable income for the Fund under the Income Requirement.

Fund distributions received by your qualified retirement plan, such as a 401(k) plan or IRA, are generally tax-deferred; this means that you are not required to report Fund distributions on your income tax return when paid to your plan, but, rather, when your plan makes payments to you or your beneficiary. Special rules apply to payouts from Roth and Education IRAs.

The portion of the dividends the Fund pays that does not exceed the aggregate dividends it receives from U.S. corporations will be eligible for the dividends received deduction allowed to corporations; however, dividends received by a corporate shareholder and deducted by it pursuant to the dividends received deduction are subject indirectly to the federal alternative minimum tax.

If you are a non-retirement plan holder, the Fund will send you a Form 1099 each year that tells you the amount of distributions you received for the prior calendar year, the tax status of those distributions, and a list of reportable sale transactions. Generally, the Fund’s distributions are taxable to you in the year you received them. However, any dividends that are declared in October, November or December but paid in January are taxable as if received in December of the year they are declared. Investors should be careful to consider the tax consequences of buying shares shortly before a distribution. The price of shares purchased at that time may reflect the amount of the anticipated distribution. However, any such distribution will be taxable to the purchaser of the shares and may result in a decline in the share value by the amount of the distribution.

If shares of the Fund are sold at a loss after being held by a shareholder for six months or less, the loss will be treated as long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on such shares.

The foregoing is only a summary of some of the important federal income tax considerations affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors should consult their own tax advisors for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

CUSTODIAN

Huntington National Bank, 41 South High Street, Columbus, Ohio 43215, is custodian of the Fund’s investments. The custodian acts as the Fund’s depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund’s request and maintains records in connection with its duties.

FUND SERVICES

Unified Fund Services, Inc. (“Unified”), 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund’s transfer agent. A Trustee and the officers of the Trust are members of management and/or employees of Unified and/or ~~officers or~~ shareholders of Unified Financial Services, Inc. (“UFS”), the parent company of Unified. Unified maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of the Fund’s shares, acts as dividend and distribution disbursing agent and performs other transfer agent and shareholder service functions. Unified receives a monthly fee from the Advisor of $1.25 per shareholder account (subject to various monthly minimum fees, the maximum being $1,250 per month for assets of $10 million or more) for these transfer agency services.

In addition, Unified provides the Fund with fund accounting services, which includes certain monthly reports, record-keeping and other management-related services. For its services as fund accountant, Unified receives an annual fee from the Advisor equal to 0.050% of the Fund’s assets up to $50 million, 0.040% of the Fund’s assets from $50 million to $100 million, and 0.030% of the Fund’s assets from $100 million to $150 million, and 0.020% over $150 million (subject to various monthly minimum fees, the maximum being $1667 per month for assets up to $50 million).

Unified also provides the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. Unified receives a monthly fee from the Advisor equal to an annual rate of 0.100% of the Fund’s assets under $50 million, 0.070% of the Fund’s assets from $50 million to $100 million, 0.050% of the Fund’s assets from $100 million to $150 million, and 0.30% of the Fund’s assets over $150 million (subject to a minimum fee of $2,500 per month).

For the three fiscal year ended December 31, ~~2004,~~2005, Unified received the following fees from the Advisor in connection with its services to the Fund:

Fiscal Year Ended	Fees Paid for Transfer Agency ~~Fees~~Services	~~Fund~~ Fees Paid for Accounting ~~Fees~~Services	Fees Paid for Administrative ~~Fees~~Services
October 31, 2005	$________	$_________	$________
October 31, 2004	$16,401	$19,911	$31,314
October 31, 2003	$________	$_________	$_______

INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS

The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250 Westlake, Ohio 44145, has been selected as independent registered public accountants for the Fund for the fiscal year ending December 31, ~~2005.~~2006. Cohen McCurdy performs an annual audit of the Fund’s financial statements and provides financial, tax and accounting consulting services as requested.

DISTRIBUTOR

Unified Financial Securities, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the “Distributor”), is the exclusive agent for distribution of shares of the Fund. A Trustee of the Trust is a shareholder of ~~Unified Financial Services, Inc. (“UFS”)~~UFS, the parent of the Distributor, and certain officers of the Trust are a director and/or officers of the Distributor and/or shareholders of UFS. As a result, such persons may be deemed to be affiliates of the Distributor. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor and Unified are controlled by Unified Financial Services, Inc.

FINANCIAL STATEMENTS

The financial statements and independent auditors’ report required to be included in this SAI are incorporated herein by reference to the Fund’s Annual Report to Shareholders for the fiscal year ended December 31, ~~2004.~~2005. You can obtain the Annual Report without charge by calling ~~the Fund~~Shareholder Services at (888) 387-2273.

APPENDIX A

DESCRIPTION OF CORPORATE BOND RATINGS

STANDARD & POOR’S RATINGS SERVICES

The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

I.              Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

II.              Nature and provisions of the obligation.

III.            Protection afforded by, and relative position of the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated “BB”, “B”, “CCC”, “CC”, and “C” is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” indicates the lowest degree of speculation and “C” the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rate “BB” has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The “BB” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BBB” rating.

B - Debt rated “B” has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The “B” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “BB” or “BB-” rating.

CCC - Debt rated “CCC” has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The “CCC” rating category is also used for debt subordinated to senior debt that is assigned an actual or implied “B” or “B-” rating.

CC - The rating “CC” is typically applied to debt subordinated to senior debt that is assigned an actual or implied “CCC” rating.

C - The rating “C” is typically applied to debt subordinated to senior debt which is assigned an actual or implied “CCC-” debt rating. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

D - Debt rated “D” is in payment default. The “D” rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard

& Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from “AA” to “CCC” may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY’S INVESTORS SERVICE, INC.

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa - Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds which are rated Ba are judged to have speculative elements: their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody’s applies numerical modifiers: 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

PART C. OTHER INFORMATION

Item 22.	Exhibits

(1)	(a)	Financial Statements included in Part A: To be added.

(b)	Financial Statements included in Part B: To be added.

(2)

(a)          Agreement and Declaration of Trust as filed with the State of Ohio on October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.

(b) By-laws adopted as of October 17, 2002 – Filed with Registrant’s initial registration statement on Form N-1A dated October 21, 2002 and incorporated herein by reference.
(c) Instruments Defining Rights of Security Holders – None.

(d)	Investment Advisory Contracts.

1.

Copy of Registrant’s Management Agreement with Ariston Capital Management Corp. with regard to the ACM Convertible Securities Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

2.

Copy of Registrant’s Management Agreement with Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

3.

Copy of Registrant’s Management Agreement with GLOBALT, Inc. with regard to the GLOBALT Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

4.

Copy of Registrant’s Management Agreement with Spectrum Advisory Services, Inc. (“Spectrum”) with regard to the Marathon Value Portfolio, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

5.

Copy of Registrant’s Management Agreement with StoneRidge Investment Partners, LLC with regard to the StoneRidge Small Cap Growth Fund, approved December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

6.	Copy of Registrant’s Amended and Restated Management Agreement with Becker Capital Management, Inc. with regard to the Becker Value Equity Fund – To be Filed.

7.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Large Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

8.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Mid Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

9.

Copy of Registrant’s Management Agreement with Dreman Value Management, LLC with regard to the Dreman Contrarian Small Cap Value Fund, approved September 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

10.

Copy of Registrant’s Management Agreement with Crawford Investment Counsel, Inc. with regard to the Crawford Dividend Growth Fund approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

11.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Capital Value Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

12.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Allocation Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

13.

Copy of Registrant’s Management Agreement with IMS Capital Management, Inc. with regard to the IMS Strategic Income Fund approved June 6, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

14.

Copy of Registrant’s Management Agreement with Chinook Capital Management approved September 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

15.	(a)	Copy of Registrant’s Management Agreement with Marco

Investment Management, LLC with regard to the Marco Targeted Return Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Marco Investment Management, LLC regarding fee waiver and expense reimbursement with respect to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

16.

Copy of Registrant’s Management Agreement with Becker Capital Management, Inc. with regard to the Becker Small Cap Value Equity Fund approved December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated October 20, 2004 and incorporated herein by reference.

17.

(a)     Copy of Registrant’s Management Agreement with Leader Capital Corporation with regard to the Leader Short-Term Bond Fund approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Leader Capital Corporation regarding fee waiver and expense reimbursement with respect to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

18.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Equity Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

19.

Copy of Registrant’s Management Agreement with Financial Counselors, Inc. with regard to the FCI Bond Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

20.

Copy of Registrant’s Management Agreement with Chicken Little Fund Group Inc. with regard to the Chicken Little Growth Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

21.

(a)     Copy of Registrant’s Management Agreement with Archer Investment Corporation with regard to the Archer Balanced Fund approved June 13, 2005 – Filed with Registrant’s registration statement on Form N-1A dated July 27 and incorporated herein by reference.

(b)	Form of Side Letter Agreement with Archer Investment

Corporation regarding fee waiver and expense reimbursement with respect to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated February 23, 2006 and incorporated herein by reference.

22.

Copy of Registrant’s Management Agreement with The Roosevelt Investment Group with respect to the Abacus Bull Moose Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

23.

(a)     Copy of Registrant’s Management Polynous Capital Management, Inc. with regard to the Polynous Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Polynous Capital Management, Inc. regarding fee waiver and expense reimbursement with respect to the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

24.

Copy of Registrant’s amended and restated Management Agreement with Iron Financial Management, Inc., dated January 30, 2006, with regard to Iron Market Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

25.

(a)     Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Fixed Income Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

26.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Howe & Rusling Inc. with regard to Monteagle Fixed Income Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

27.

(a)     Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

28.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Robinson Investment Group, Inc. with regard to Monteagle Value Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

29.

(a)     Copy of Registrant’s Management Agreement with Nashville Capital Corporation with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Nashville Capital Corporation regarding fee waiver with respect to the Monteagle Large Cap Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

30.

Copy of Sub-advisory Agreement between Nashville Capital Corporation and Northstar Capital Management Inc. with regard to Monteagle Large Cap Growth Fund, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

31.

Copy of Registrant’s Management Agreement with SMI Advisors, LLC with regard to the Sound Mind Investing Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

32.

(a)     Copy of Registrant’s Management Agreement with Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Quixote Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the QCM Absolute Return Fund - Filed with Registrant’s registration statement on Form N-1A August 6, 2005 and incorporated herein by reference.

33.

(a)     Copy of Registrant’s Management Agreement with The Symphony Wealth Management, LLC with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with The Symphony Wealth Management regarding fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

34.

a)      Copy of Sub-Advisory Agreement between The Symphony Wealth Management, LLC and Breen Financial Corporation with regard to The Symphony Wealth Management Ovation Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with between The Symphony Wealth Management, LLC and Breen Financial Corporation regarding sub-advisory fee waiver and expense reimbursement with respect to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A November 30, 2005 and incorporated herein by reference.

35.

(a)     Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Multi-Strategy Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Multi-Strategy Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

36.

(a)     Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Option & Income Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Option & Income Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

37.

(a)     Copy of Registrant’s Management Agreement with GERONIMO Partners Asset Management, LLC with regard to Geronimo Sector Opportunity Fund approved August 29, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with GERONIMO Partners Asset Management, LLC regarding fee waiver and expense reimbursement with respect to the Geronimo Sector Opportunity Fund – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

38.

(a)     Copy of Registrant’s Management Agreement with Tributary Capital Management, LLC with regard to Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Tributary Capital Management, LLC regarding fee waiver and expense reimbursement with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

39.

(a)     Copy of Registrant’s Management Agreement with Toreador Research & Trading LLC with regard to Toreador Large Cap Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(b)

Form of Side Letter Agreement with Toreador Research & Trading LLC regarding fee waiver and expense reimbursement with respect to the Toreador Large Cap Focus Fund Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference.

(e)

(1)           Underwriting Contracts. Copy of Registrant’s Distribution Agreement with Unified Financial Securities, Inc., dated December 18, 2002, as amended December 13, 2004 – Filed with Registrant’s registration statement on Form N-1A dated December 30, 2004 and incorporated herein by reference.

(2)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Becker Capital Management, Inc. and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Dreman Value Management, LLC and Unified Financial Securities, Inc., dated October 17, 2003 – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Crawford Investment Counsel, Inc. and Unified Financial Securities, Inc., approved December 7, 2003 – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Underwriting Contracts. Copy of Distribution Agreement among Registrant, Leader Capital Corporation and Unified Financial Securities, Inc., approved March 14, 2005 – Filed with Registrant’s registration statement on Form N-1A dated May 11, 2005 and incorporated herein by reference.

(6)

Underwriting Contracts. Copy of Distribution Agreement between Registrant and Polynous Securities, LLC, approved September 12, 2005 – Filed with Registrant’s registration statement on Form N-1A dated September 30, 2005 and incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – None.

(g)	Custodian Agreements.

(1)

Copy of Registrant’s Custodian Agreement with Huntington National Bank, dated December 18, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)

(a)           Custodian Agreement. Copy of Registrant’s Custodian                Agreement with U.S. Bank, N.A., dated September 23, 2005 –  Filed with Registrant’s registration statement on Form N-1A          dated September 30, 2005 and incorporated herein by reference.

(b)

Amendment to Custodial Agreement between U.S. Bank, N.A. and Registrant, dated December 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

3

Special Custody and Pledge Agreement, by and among, Registrant, Goldman, Sachs & Co., Quixote Capital Management, LLC, and U.S. Bank National Association with respect to the QCM Absolute Return Fund, dated December 2, 2005 – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(h)

(1)           Other Material Contracts. Amended Mutual Fund Services Agreement between Registrant and Unified Fund Services, Inc., – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(2)

(a)           Sub-Administration Agreement by and among Unified Fund Services, Inc., Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds, dated as of September 23, 2005.

(b)	Letter Agreement between Nashville Capital Corporation and First Farmers & Merchants Bank of Columbia, Tennessee with regard to the Monteagle Funds waiving fees for 2006 fiscal year.

(i)	Legal Opinion and Consent – None.

(j)	Other Opinions – Consent of Cohen McCurdy, Ltd. to the use of the audited financial statements of each ACM Convertible Securities Fund – To be Filed.

(k)	Omitted Financial Statements – None.

(l)

Initial Capital Agreements. Copy of Letter of Investment Intent from Unified Fund Services, Inc., dated December 30, 2002 – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(m)

(1)               Copy of Rule 12b-1 Distribution Plan for the ACM Convertible Securities Fund – Filed with Registrant’s registration statement on Form N-1A dated December 31, 2002 and incorporated herein by reference.

(2)

Copy of Rule 12b-1 Distribution Plan for each of Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(3)

Copy of Distribution Coordination Agreement for each of the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund – Filed with Registrant’s registration statement on Form N-1A dated September 12, 2003 and incorporated herein by reference.

(4)	Copy of Rule 12b-1 Distribution Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)	Copy of Rule 12b-1 Distribution Plan for Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(6)	Copy of Rule 12b-1 Distribution Plan for Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(7)	Copy of Rule 12b-1 Distribution Plan for Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated June 16, 2005 and incorporated herein by reference.

(8)	Copy of Rule 12b-1 Distribution Plan for Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(9)	Copy of Rule 12b-1 Distribution Plan for the Abacus Bull Moose Growth Fund – Filed with Registrant’s registration statement on Form N-

1A dated August 5, 2005 and incorporated herein by reference.

(10)	Copy of Rule 12b-1 Distribution Plan for the Polynous Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated August 5, 2005 and incorporated herein by reference.

(11)	Copy of Rule 12b-1 Distribution Plan for FCI Equity Fund and FCI Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated August 30, 2005 and incorporated herein by reference.

(12)	Copy of Rule 12b-1 Distribution Plan for QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(13)

Copy of Distribution Coordination Agreement for each of The Symphony Wealth Management Ovation Fund Class A and Class C shares – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(14)

Copy of Rule 12b-1 Distribution Plan with respect to the Class C shares of each of the GERONIMO Funds – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(15)

Copy of Rule 12b-1 Distribution Plan with respect to the Tributary Income Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference..

(16)

Copy of Rule 12b-1 Distribution Plan with respect to the Toreador Large Cap Focus Fund – Filed with Registrant’s registration statement on Form N-1A dated February 2, 2006 and incorporated herein by reference..

(n) (1)	Copy of Rule 18f-3 Plan for Crawford Dividend Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(2)	Copy of Rule 18f-3 Plan for The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(3)	Copy of Rule 18f-3 Plan for each of the GERONIMO Funds – Filed with Registrant’s registration statement on Form N-1A December 7, 2005 and incorporated herein by reference.

(o)	Reserved.

(p)	(1) Registrant’s Amended Code of Ethics – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

(2)	Code of Ethics for Senior Executive Officers – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(q)	(1) Registrant’s Revised Proxy Voting Policy – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(2)	ISS Proxy Voting Guidelines adopted by Becker Capital Management, Inc. - Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(3)	Proxy Voting Policy and Procedures adopted by Dreman Value Management, LLC – Filed with Registrant’s registration statement on Form N-1A dated October 31, 2003 and incorporated herein by reference.

(4)

Proxy Voting Policy and Procedures adopted by Crawford Investment Counsel, Inc. – Filed with Registrant’s registration statement on Form N-1A dated December 29, 2003 and incorporated herein by reference.

(5)

Glass Lewis & Co. Proxy Voting Guidelines as adopted by GLOBALT, Inc. with regard to the GLOBALT Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated February 25, 2005 and incorporated herein by reference.

(6)

Proxy Voting Policy and Procedures adopted by Spectrum Advisory Services, Inc. – Filed with Registrant’s registration statement on Form N-1A dated February 27, 2004 and incorporated herein by reference.

(7)	Proxy Voting Policy and Procedures adopted by Ariston Capital Management Corp. – Filed with Registrant’s registration statement on Form N-1A dated March 3, 2004 and incorporated herein by reference.

(8)

Proxy Voting Policy and Procedures adopted by Gamble, Jones, Morphy & Bent with regard to the GJMB Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated May 30, 2004 and incorporated herein by reference.

(9)

Proxy Voting Policy and Procedures adopted by IMS Capital Management, Inc. with regard to each of the IMS Funds – Filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.

(10)

Proxy Voting Policy and Procedures adopted by Chinook Capital Management with regard to the Chinook Emerging Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated December 13, 2004 and incorporated herein by reference.

(11)	Proxy Voting Policy and Procedures adopted by Marco Investment Management, LLC with regard to the Marco Targeted Return Fund – Filed with Registrant’s registration statement on Form N-1A dated October 15, 2004 and incorporated herein by reference.

(12)

Proxy Voting Policy and Procedures adopted by Leader Capital Corporation with regard to the Leader Short-Term Bond Fund – Filed with Registrant’s registration statement on Form N-1A dated April 1, 2005 and incorporated herein by reference.

(13)

Proxy Voting Policy and Procedures adopted by Financial Counselors, Inc. with regard to each of the FCI Funds – Filed with Registrant’s registration statement on Form N-1A dated June 15, 2005 and incorporated herein by reference.

(14)

Proxy Voting Policy and Procedures adopted by Chicken Little Fund Group, Inc. with regard to the Chicken Little Growth Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(15)

Proxy Voting Policy and Procedures adopted by Archer Investment Corporation with regard to the Archer Balanced Fund – Filed with Registrant’s registration statement on Form N-1A dated July 27, 2005 and incorporated herein by reference.

(16)

Proxy Voting Policy and Procedures adopted by Quixote Capital Management, LLC with regard to the QCM Absolute Return Fund – Filed with Registrant’s registration statement on Form N-1A dated August 22, 2005 and incorporated herein by reference.

(17)

Proxy Voting Policy and Procedures adopted by Breen Financial Corporation, as sub-advisor to The Symphony Wealth Management Ovation Fund – Filed with Registrant’s registration statement on Form N-1A dated November 30, 2005 and incorporated herein by reference.

Item 23.	Persons Controlled by or Under Common Control with Registrant

None.

Item 24.	Indemnification

Article VI, Section 6.4 of the Declaration of Trust of Unified Series Trust, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

Item 25.	Business and Other Connections of the Investment Advisers

1.

Archer Investment Corporation (“Archer”) serves as investment adviser to the Archer Balanced Fund, a series of Registrant. Mr. Troy Patton is the Managing Director of Archer. Further information about Archer can be obtained from the Form ADV Part I filed via the NASDR’s CRD/IARD system, and available on the Investment Adviser Public Disclosure Website (“IAPD”).

2.

Ariston Capital Management Corp (“Ariston”) serves as the investment adviser for the ACM Convertible Securities Fund, a series of the Trust. Mr. Richard B. Russell serves as President of Ariston and Mr. Daniel P. Jacoy as Vice President. Further information about Ariston and its officers can be obtained from the Form ADV Part I available on IAPD.

3.

Becker Capital Management, Inc. (“Becker”) serves as the investment adviser for the Becker Value Equity Fund and the Becker Small Cap Value Equity Fund, each a series of the Trust. Patrick E. Becker serves as the Chairman and Chief Investment Officer of Becker. Further information about Becker can be obtained from the Form ADV Part I available on the IAPD.

4.

Breen Financial Corporation (“Breen”) serves as sub-advisor to The Symphony Wealth Management Ovation Fund. Dr. William Breen is the Chairman and CEO of Breen and Mr. James Breen is the President. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

5.

Crawford Investment Counsel, Inc. (“Crawford”) serves as the investment adviser for the Crawford Dividend Growth Fund, a series of the Trust. John H. Crawford III serves as President and Chief Investment Officer of Crawford. Further information about Crawford can be obtained from the Form ADV Part I available on the IAPD.

6.

Chicken Little Fund Group, Inc. (“CLG”) serves as investment adviser to the Chicken Little Growth Fund, a series of Registrant. Mr. Stephen Coleman serves as President and Chief Investment Officer of CLG. Further information about CLG can be obtained from the Form ADV Part I of CLG available on the IAPD.

7.	Chinook Capital Management serves as the investment adviser to the

Chinook Emerging Growth Fund, a series of the Trust. Mr. Gregory Houser is a managing member of Chinook. Further information about Chinook can be obtained from the Form ADV Part I available on the IAPD.

8.

Dreman Value Management, LLC (“Dreman”) serves as the investment adviser for the Dreman Contrarian Large Cap Value Fund, the Dreman Contrarian Mid Cap Value Fund and the Dreman Contrarian Small Cap Value Fund, each a series of the Trust. Mr. David Dreman is the Chairman and Chief Investment Officer of Dreman. Further information about Dreman can be obtained from the Form ADV Part I available on the IAPD.

9.

Financial Counselors, Inc. (“FCI”) serves as the investment adviser to the FCI Equity Fund and FCI Bond Fund, each a series of the Trust. Mr. Robert T. Hunter serves as President and Chief Executive Officer of FCI. Further information about FCI can be obtained from the Form ADV Part I available on the IAPD.

10.

Gamble, Jones, Morphy & Bent (“GJMB”) serves as the investment adviser for the GJMB Growth Fund, a series of the Trust. Mr. Thomas W. Bent serves as Senior Vice President and Chief Financial Officer, Christopher E. Morphy as President, and David M. Davis as Chief Operations Officer. Ashley A. Jones and Alison Gamble are both partners of GJMB. Further information about GJMB, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

11.

GERONIMO Partners Asset Management (“GERONIMO”) serves as the investment adviser for the GERONIMO Funds, each a series of the Trust. Mr. David Prokupek serves as Managing Member and Chief Investment Officer. Further information about GERONIMO, its officers and partners can be obtained from the Form ADV Part I available on IAPD.

12.

GLOBALT, Inc. serves as the investment adviser for the GLOBALT Growth Fund, a series of the Trust. Mr. Henry W. Roach serves as the President of GLOBALT, Samuel E. Allen as Chief Executive Officer, Arthur F. Mann as Chief Financial Officer. Further information about GLOBALT and all its officers can be obtained from the Form ADV Part I available on the IAPD.

13.

Howe & Rusling, Inc. (“H&R”) serves as sub-adviser to Monteagle Fixed Income Fund. Mr. Thomas Rusling is the Senior Investment Officer of H&R. Further information about H&R can be obtained from its Form ADV Part I available on the IAPD.

14.

IMS Capital Management, Inc.(“IMS”) serves as the investment adviser to the IMS Capital Value Fund, IMS Strategic Allocation Fund and IMS Strategic Income Fund, each a series of the Trust. Mr. Carl W. Marker serves as Chairman and President of IMS. Further information about IMS can be obtained from the Form ADV Part I available on the IAPD.

15.

Iron Financial Management, Inc. serves as investment advisor to the Iron Market Opportunity Fund. Mr. Aaron Izenstark is the President, while Mr. Richard Lakin is the Chief Compliance Officer and Chief Operations Officer of Iron Financial. Further information about Iron Financial can be obtained from its Form ADV Part I available on the IAPD.

16.

Leader Capital Corporation (“Leader”) serves as the investment advisor to the Leader Short-Term Bond Fund, a series of the Trust. Mr. John E. Lekas serves as President of Leader. Further information about Leader can be obtained from the Form ADV Part I available on the IAPD.

17.

Marco Investment Management, LLC serves as the investment advisor to the Marco Targeted Return Fund, a series of the Trust. Mr. Steven S. Marco is the Managing Member. Further information about Marco can be obtained from the Form ADV Part I available on the IAPD.

18.

Nashville Capital Corporation (“NCC”) serves as investment advisor to each of Monteagle Large Cap Growth Fund, Monteagle Value Fund and Monteagle Fixed Income Fund, each a series of Registrant. Mr. Lawrence Catlett is the President of NCC. Further information about NCC can be obtained from its Form ADV Part I available on the IAPD.

19.

Northstar Capital Management, Inc. (“Northstar”) serves as sub-advisor to Monteagle Large Cap Growth Fund. Mr. H. Kent Mergler is the Chairman, and Mr. Stephen Mergler is the President, of Northstar. Further information about Northstar can be obtained from its Form ADV Part I available on the IAPD.

20.

Polynous Capital Management, Inc. (“Polynous”) serves as investment advisor to the Polynous Growth Fund. Mr. Kevin Wenck is the President of Polynous. Further information about Polynous can be obtained from its Form ADV Part I available on the IAPD.

21.

Quixote Capital Management, LLC (“Quixote”) serves as investment advisor to the QCM Absolute Return Fund, a series of Registrant. Mr. Troy Johnson, and Mr. Jerry Pal are both principals of Quixote. Further information about Quixote can be obtained from the Form ADV Part I of Quixote available on the IAPD.

22.

Robinson Investment Group, Inc. (“Robinson”) serves as sub-advisor to Monteagle Value Fund. Mr. Russell Robinson is the President of Robinson. Further information about Robinson can be obtained from its Form ADV Part I available on the IAPD.

23.

SMI Advisory Services, LLC (“SMI”) serves as investment advisor to the Sound Mind Investing Fund, a series of Registrant. Mr. Eric Collier, Mr. Mark Biller, and Mr. Anthony Ayers are all principals of SMI. Further information about SMI can be obtained from the Form ADV Part I of SMI available on the IAPD.

24.	Spectrum Advisory Services, Inc. (“Spectrum”) serves as the investment advisor for the Marathon Value Portfolio, a series of the Trust. Mr. Marc Heilweil serves as President of Spectrum. Further information about Spectrum and Mr. Heilweil can be obtained from the Form ADV Part I available on the IAPD.

25.

StoneRidge Investment Partners, LLC (“SIPL”) serves as the investment advisor for the StoneRidge Small Cap Growth Fund, a series of the Trust. Mr. James E. Minnick is the Manager of SIPL and Mr. Dennis C. Haynes the Chief Operating Officer. Messieurs Philip H. Brown, Joseph E. Stocke, Daniel Cook, Todd L. Rich and Christopher A. Thorsheim are all managing directors of SIPL. Further information about SIPL can be obtained from the Form ADV Part I available on the IAPD.

26.

The Roosevelt Investment Group (“Roosevelt”) serves as investment advisor to the Abacus Bull Moose Growth Fund. Mr. Arthur Sheer serves as the Chief Executive Officer of Roosevelt. Further information about Roosevelt can be obtained from its Form ADV Part I available on the IAPD.

27.

The Symphony Wealth Management (“Symphony”) serves as investment advisor to The Symphony Wealth Management Ovation Fund. Mr. Chris Bach serves as the President of Symphony, Dr. William Breen is the Chief Investment Officer and Mr. James Breen is the Chief Portfolio Manager. Further information about Symphony can be obtained from its Form ADV Part I available on the IAPD.

28.

Tributary Capital Management, LLC (“Tributary”) serves as investment advisor to Tributary Income Fund. Mr. David C. Johnson is the Managing Director and Ms. Tiffani D. Boskovich is a Portfolio Manager and Chief Compliance Officer of Tributary. Further information about Tributary can be obtained from its Form ADV Part I available on the IAPD.

29.

Toreador Research & Trading LLC (“Toreador”) serves as investment advisor to Toreador Large Cap Focus Fund. Mr. Paul Blinn and Dan Obrycki are executive officers of Toreador. Further information about Toreador can be obtained from its Form ADV Part I available on the IAPD.

Item 26.	Principal Underwriters

Unified Financial Securities, Inc. Unified Financial Securities, Inc. serves as the principal underwriter for the Trust

(a)

Unified Financial Securities, Inc. also serves as a principal underwriter for the following investment companies: American Pension Investors Trust, Dividend Growth Trust, Sparrow Funds, and TrendStar Investment Trust.

(b)		The directors and officers of Unified Financial are as follows:
Name	Title	Position with Trust

Gregory S. Drose	President	None
Stephen D. Highsmith, Jr.	Director, Senior Vice President, Secretary and Treasurer	None
D. Eric McKenzie	Assistant Vice President	None
Karyn E. Cunningham	Controller	None
Terry Gallagher	Chief Compliance Officer	None

(c)	Not applicable.

Item 27.	Location of Accounts and Records

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Will maintain physical possession of the accounts, books, and other documents required to be maintained by Rule 31a-(b)(1), 31a-1(b)(2), and 31a-1(b)(4) through 31a-1(b)(11).

Huntington National Bank

41 South High Street

Columbus, Ohio 43215

U.S. Bank, National Association

425 Walnut Street

Cincinnati, Ohio 45202

Will maintain physical possession of accounts, books, and other documents required to be maintained by Rule 31(b)(3) for each separate series for which the entity acts as custodian.

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

Polynous Securities, LLC

One Pine Street, Suite 2208

San Francisco, CA 94111

Will maintain physical possession of the accounts, books, and other documents required to be maintained by a principal underwriter under by Rule 31a-1(d) for each separate series for which the entity acts as principal underwriter.

Archer Investment Corporation
7970 Clearwater Court

Indianapolis, IN 46256

Ariston Capital Management Corp

40 Lake Bellevue Drive, Suite 220

Bellevue, Washington 98005

Becker Capital Management, Inc.

1211 SW Fifth Avenue, Suite 2185

Portland, OR 97204

Breen Financial Corporation

1603 Orrington Ave., Suite 1044

Evanston, IL 60201

Chicken Little Fund Group, Inc.
1310 Papin Street, Suite 104

St. Louis, MO 63103

Chinook Capital Management

4380 SW Macadam Ave
Suite 250
Portland, OR 97239

Crawford Investment Counsel, Inc.

100 Galleria Parkway

Suite 980

Atlanta, GA 30339

Dreman Value Management, LLC

520 East Cooper Avenue
Suite 230-4

Aspen, CO 81611

Financial Counselors, Inc.
442 West 47th Street

Kansas City, Missouri

Gamble, Jones, Morphy & Bent

301 East Colorado Blvd., Suite 802

Pasadena, California 91101

GERONIMO Partners Asset Management, LLC

700 17th Street, 24th Floor

Denver, Colorado 80202

GLOBALT, Inc.

3060 Peachtree Road, N.W.

One Buckhead Plaza, Suite 225

Atlanta, Georgia 30305

Howe & Rusling, Inc.

120 East Avenue

Rochester, NY 14604

IMS Capital Management, Inc.

8995 S.E. Otty Road

Portland, Oregon 97266

Iron Financial Management, Inc.

Two Northfield Plaza

Suite 250

Northfield, Illinois 60093

Leader Capital Corporation
121 SW Morrison St.
Suite 425
Portland, OR 97204

Marco Investment Management, LLC
300 Atlanta Financial Center

3343 Peachtree Road, NE

Atlanta, GA 30326

Nashville Capital Corporation

209 10th Avenue South

Nashville, TN 37203

Northstar Capital Management, Inc.

4400 PGA Boulevard, Suite 600

Palm Beach Gardens, Florida 33410

Polynous Capital Management, Inc.

One Pine Street, Suite 2208

San Francisco, CA 94111

Quixote Capital Management, LLC

5619 DTC Parkway, Suite 100

Greenwood Village, CO 80111

Robinson Investment Group, Inc.

5301 Virginia Way, Suite 150

Brentwood, TN 37027

SMI Advisory Services, LLC
422 Washington Street
Columbus, IN 47201

Spectrum Advisory Services, Inc.

1050 Crown Pointe Parkway

Atlanta, GA 30338

StoneRidge Investment Partners, LLC

3421 Saint Davids Road

Newtown Square, PA 19073

The Roosevelt Investment Group

317 Madison Ave., Suite 1004

New York, New York 10017

Tributary Capital Management, LLC

215 W. Oak Street, Suite 201

Fort Collins, CO 80521

Toreador Research & Trading LLC

255 West Fallbrook, Suite 204

Fresno, California  93711

Each advisor will maintain physical possession of the accounts, books and other documents required to be maintained by Rule 31a-1(f) at the address listed above for each separate series of the Trust that the advisor manages.

Item 28.	Management Services

None.

Item 29.	Undertakings

Registrant hereby undertakes, if requested by the holders of at least 10% of the Registrant’s outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee(s) and to assist in communications with other shareholders in accordance with Section 16(c) of the Securities Exchange Act of 1934, as though Section 16(c) applied.

Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to carry out all indemnification provisions of its Declaration of Trust in accordance with Investment Company Act Release No. 11330 (Sept. 4, 1980) and successor releases.

Insofar as indemnifications for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling person of the Registrant pursuant to the provision under Item 27 herein, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefor, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 59 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and the State of Indiana on March 17, 2006.

UNIFIED SERIES TRUST

/s/ Anthony J. Ghoston
Anthony J. Ghoston, President

Attest:

/s/Freddie Jacobs, Jr.

Freddie Jacobs, Jr., Treasurer and

Chief Financial Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Freddie Jacobs, Jr. * Daniel Condon	Trustee	March 17, 2006
/s/ Freddie Jacobs, Jr. * Gary E. Hippenstiel	Trustee	March 17, 2006
/s/ Freddie Jacobs, Jr. * Stephen Little	Trustee	March 17, 2006
/s/ Freddie Jacobs, Jr. * Ronald Tritschler	Trustee	March 17, 2006

*Signed pursuant to a Power of Attorney dated September 13, 2004 filed with Registrant’s registration statement on Form N-1A dated September 28, 2004 and incorporated herein by reference.